7. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION (Details Narrative) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Accounts receivable, net of allowance	$ 1,007,074	$ 1,012,697